Document and Entity Information	0 Months Ended
Mar. 26, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Mar. 26, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015
Eaton Vance Hedged Stock Fund | Class A
Risk/Return:
Trading Symbol	EROAX
Eaton Vance Hedged Stock Fund | Class C
Risk/Return:
Trading Symbol	EROCX
Eaton Vance Hedged Stock Fund | Class I
Risk/Return:
Trading Symbol	EROIX